PAID-IN CAPITAL (Details) € / shares in Units, € in Millions, $ in Millions			1 Months Ended		12 Months Ended
	May. 12, 2014 EUR (€)	May. 10, 2014 EUR (€) € / shares shares	Jun. 30, 2013 shares	May. 31, 2009 EUR (€)	Dec. 31, 2015 € / shares	Dec. 28, 2015 shares	Nov. 17, 2015 € / shares	Feb. 28, 2015 € / shares	Dec. 31, 2014 € / shares	Jun. 28, 2013 USD ($)	Jun. 26, 2013 shares	Jun. 19, 2013 EUR (€) € / shares shares	Apr. 29, 2013 € / shares	Feb. 22, 2013 € / shares shares	Dec. 31, 2012	Dec. 30, 2011 € / shares shares	May. 21, 2009 € / shares shares
Paid In Capital Textual Details [Abstract]
Issuance of preferred stock - Par value per share																€ 5.00	€ 5.00
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.				130
Issue Of Redeemable Preference Shares | shares																200,000,000	70,000,000
Basis over the issue price of each preference share for calculation of the right to receive payment of a fixed return.															10.00%
Preferred shares coupon rate increase per annum if not redeemed after five years following their issuance.															2.00%
Common Stock Increase By Issuance Of New Common Shares [Abstract]
Amount of share capital increase | €		€ 2,500
Issuance of common stock - Number of shares | shares		1,136,363,637
Par value of ordinary shares distributed		€ 0.30			€ 0.3		€ 0.30		€ 0.3
Subscription price per share		2.20					4.50
Stock issued during period value new issues common stock | €	€ 341
Stock issued during period value new issues additional paid in capital | €	€ 2,159
Paid In Capital [Line Items]
Par value of ordinary shares distributed		0.30			€ 0.3		0.30		0.3
Share capital increase in the context of the recapitalisation
Value of shares, before reduction in Common Stock													€ 10
Value of shares, after reduction in Common Stock													€ 0.30
Common stock value outstanding | €												€ 682
The total capital credited to additional paid-in capital | €												€ 9,074
Warrants
Number of warrants were granted to private investors | shares											245,779,626
Class of warrant or right number of securities called by each warrant or right ratio								54.86159%
Exercise price of the acquired new shares held by HFSF								€ 64.35
Plus accrued interest at annual rate								3.00%
Margin for the first year								1.00%
Margin for the second year								2.00%
Margin for the third year								3.00%
Margin for the fourth year								4.00%
Margin for the remaining period								5.00%
Warrants remaining in force | shares						245,745,725
Number of shares held by HFSF | shares						134,820,022
Repurchase of non-cumulative, non-voting, redeemable preference shares
Tendered ADS amount on expiration time of offer | shares			12,360,169
ADS outstanding at expiration date percentage			0.494
Purchase cost of tendered ADS | $										$ 155
In-Cash Contribution
In-Cash Contribution by Case					As regards the In-Cash Contribution, the offer of shares was to be incurred through the Offer Abroad and through the Public Offer. The allocation between the Offer Abroad and the Public Offer decided to be as follows (subject to increased demand): • In case an amount of EUR 1,456 million is raised through the Offer Abroad, then new shares which correspond to capital of EUR 146 million could be offered by the Bank in the Public Offer. • In the event of increased demand in the context of the Offer Abroad, as per the above, the amount to be offered in the Public Offer should not exceed 10% of the above increased amount of final coverage of the Offer Abroad. • In case the amount of coverage of the Offer Abroad is lower than EUR 1,456 million, then new shares corresponding to a total amount of capital raised up to EUR 300 million to be offered by the Bank in the Public Offer.
In-Cash Contribution Events					On December 8, 2015, the Board of Directors certified that the capital raised through the Offer Abroad amounted to EUR 457 million with the issuance of 1,524,851,811 new shares whereas the capital raised through the Public Offer amounted to EUR 300 million with the issuance of 999,852,461 new shares. The subscription price was set at 0.30 Euro per share as it was determined by the international book-building process outside Greece to institutional and other eligible investors. The In-Cash Contribution also included the Liability Management Exercise (“LME”) which related to the offer for purchase of the Bank’s outstanding debt and capital instruments (see ##D ). Following the above, on November 2, 2015, the Bank announced the offer for purchase of the outstanding senior and subordinated debt instruments together with the offer for purchase of the outstanding preferred securities (5 Series) and the participation of the holders of the securities in the share capital increase by an amount equal to the consideration obtained from the buyback of the said securities. On December 9, 2015, the Bank announced that following the above offers, the buyback of the said securities amounted to EUR 695 million, which was used for the share capital increase by issuing 2,316,353,950 shares.
In-Kind Contribution
In-Kind Contribution Events					Finally, the In-Kind Contribution included the participation of HFSF in share capital increase with the amount of EUR 676 million by issuing 2,254,869,160 ordinary shares. Following the above, the total capital increase amounted to EUR 2,673 million with the issuance of 8,911,608,218 shares.
Restricted voting rights of the shares held by the HFSF
Restricted voting rights of the shares held by the HFSF					More specifically, further to the share capital increase decided by Extraordinary General Meeting of Shareholders November 17, 2015, the HFSF (a) injected capital of EUR 676 million and received in exchange 2,254,869,160 and (b) received 1,305,000,000 common shares with nominal value EUR 392 million, which resulted from the mandatory conversion of the preference shares issued in the favor of the Greek State (see above). The aforementioned common shares embody full voting rights and represent 38.92% of the share capital of the Bank. Furthermore, HFSF received 20,292 CoCos of EUR 100,000 each equal to an amount of EUR 2,029 million issued by the Bank (see Note 25). HFSF retains also common shares with restricted voting rights corresponding to 1.47% of the share capital of the Bank.
Paid In Capital Textual Details Not Used [Abstract]
Bank's Share Capital Increase | €				€ 350
Common Stock Par Or Stated Value Per Share		€ 0.30			€ 0.3		€ 0.30		€ 0.3
Shares Issued through a Right Issue | shares		1,136,363,637
Amount of share capital increase | €		€ 2,500
Eurobank Ergasias Sa [Member]
Common Stock Increase By Issuance Of New Common Shares [Abstract]
Par value of ordinary shares distributed														€ 1.00
Paid In Capital [Line Items]
Issuance of Common Shares | shares														270,510,718
Par value of ordinary shares distributed														€ 1.00
Paid In Capital Textual Details Not Used [Abstract]
Common Stock Par Or Stated Value Per Share														€ 1.00
HFSF
Common Stock Increase By Issuance Of New Common Shares [Abstract]
Par value of ordinary shares distributed												€ 0.30
Paid In Capital [Line Items]
Issuance of Common Shares | shares												2,274,125,874
Par value of ordinary shares distributed												€ 0.30
Paid In Capital Textual Details Not Used [Abstract]
Common Stock Par Or Stated Value Per Share												€ 0.30